NATURE OF OPERATIONS (Tables)	12 Months Ended
Aug. 31, 2024
Disclosure Of Nature Of Operations [Abstract]
Disclosure of subsidiaries [Table Text Block]
		Place of incorporation and operation	Proportion of ownership interest
	Principal activity		August 31, 2024	August 31, 2023

Platinum Group Metals (RSA) (Pty) Ltd.	Development	South Africa	100.00%	100.00%
Mnombo Wethu Consultants (Pty) Limited(1)	Development	South Africa	49.90%	49.90%
Waterberg JV Resources (Pty) Ltd.(1),(2)	Development	South Africa	37.19%	37.05%
Lion Battery Technologies Inc.	Research	Canada	52.08%	52.30%